Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Summary of Net Cash Flows from Operating Investing and Financing Activities (Detail) - CLP ($)
$ in Thousands
	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
Net cash provided by operating activities		$ 465,273,275	$ 488,167,382	$ 559,188,589
Net cash used in investing activities		(228,125,034)	(91,867,647)	(60,579,520)
Net cash provided by (used in) financing activities		(291,939,624)	(301,835,211)	(519,653,228)
Net (decrease) increase in cash and cash equivalents before the effect of exchange rate changes		(54,791,383)	94,464,524	(21,044,159)
Effect of exchange rate changes on cash and cash equivalents		(4,245,853)	2,076,138	(14,207,725)
Net (decrease) increase in cash and cash equivalents		(59,037,236)	96,540,662	(35,251,884)
Cash and cash equivalents at the beginning of the year		211,027,141
Cash and cash equivalents at the end of the year		$ 151,989,905	$ 211,027,141
Discontinued Operations [Member]
Disclosure Of Discontinued Operations [Line Items]
Net cash provided by operating activities	$ 69,011,031
Net cash used in investing activities	(25,947,761)
Net cash provided by (used in) financing activities	80,160,648
Net (decrease) increase in cash and cash equivalents before the effect of exchange rate changes	123,223,918
Effect of exchange rate changes on cash and cash equivalents	(24,284,612)
Net (decrease) increase in cash and cash equivalents	98,939,306
Cash and cash equivalents at the beginning of the year	112,313,130			$ 112,313,130
Cash and cash equivalents at the end of the year	$ 211,252,436